TURNER FUNDS

Institutional Class

Investor Class

Retirement Class

Supplement dated April 17, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

The information regarding Mr. Trala on pages 60, 61, 62 and 65 is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-30-04)

TURNER FUNDS

Class C Shares

Supplement dated April 17, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

The information regarding Mr. Trala on pages 45, 46, 47 and 50 is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-35-04)